Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
13) STOCK-BASED COMPENSATION

The Company has equity incentive plans (the “Plans”) under which stock options, RSUs and market-based performance share units (“PSUs”) were issued. The purpose of the Plans is to benefit and advance the interests of the Company by attracting, retaining and motivating participants and to compensate participants for their contributions to the financial success of the Company. The Plans provide for awards of stock options, stock appreciation rights, restricted and unrestricted shares, RSUs, dividend equivalents, performance awards and other equity-related awards. Upon exercise of stock options or vesting of RSUs and PSUs, the Company issues new shares from its existing authorization. At December 31, 2017, there were 45 million shares available for future grant under the Plans.
The following table summarizes the Company’s stock-based compensation expense for the years ended December 31, 2017, 2016 and 2015.

Year Ended December 31,	2017	2016	2015
RSUs and PSUs	$152	$137	$129
Stock options	27	28	28
Stock-based compensation expense, before income taxes	179	165	157
Related tax benefit	(69)	(63)	(61)
Stock-based compensation expense, net of tax benefit	$110	$102	$96

Included in net loss from discontinued operations was stock-based compensation expense of $2 million, $12 million and $17 million for the years 2017, 2016, and 2015, respectively.
RSUs and PSUs
Compensation expense for RSUs is determined based upon the market price of the shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a one- to four-year service period. Certain RSU awards are also subject to satisfying performance conditions. Compensation expense is recorded based on the probable outcome of the performance conditions. Forfeitures for RSUs are estimated on the date of grant based on historical forfeiture rates. On an annual basis, the Company adjusts the compensation expense based on actual forfeitures and revises the forfeiture rate as necessary.

During 2017 and 2016, the Company also granted PSU awards. The number of shares that will be issued upon vesting of the PSUs is based on the Company’s stock price performance over a designated measurement period, as well as the achievement of established operating goals. The fair value of PSU awards is determined using a Monte Carlo simulation model. Compensation expense for PSUs is expensed over the required employee service period. The fair value of the PSU awards granted during the years ended December 31, 2017 and 2016 was $23 million and $4 million, respectively.

The weighted average grant date fair value of RSUs was $66.59, $47.30 and $59.11 in 2017, 2016, and 2015, respectively. The total market value of RSUs that vested during 2017, 2016, and 2015 was $193 million, $129 million and $212 million, respectively. Total unrecognized compensation cost related to non-vested RSUs at December 31, 2017 was $192 million which is expected to be recognized over a weighted average period of 2.2 years.
The following table summarizes the Company’s RSU activity.

		Weighted Average
	RSUs	Grant Date Fair Value
Non-vested at December 31, 2016	6,457,620	$52.57
Granted	2,506,607	$66.59
Vested	(2,892,533)	$52.69
Forfeited	(747,707)	$59.04
Non-vested at December 31, 2017	5,323,987	$58.19

Stock Options
Compensation expense for stock options is determined based on the grant date fair value of the award calculated using the Black-Scholes options-pricing model. Stock options generally vest over a three- to four-year service period and expire eight years from the date of grant. Forfeitures are estimated on the date of grant based on historical forfeiture rates. On an annual basis, the Company adjusts the compensation expense based on actual forfeitures and revises the forfeiture rate as necessary.
The weighted average fair value of stock options as of the grant date was $17.50, $12.30 and $15.73 in 2017, 2016, and 2015, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2017	2016	2015
Expected dividend yield	1.09%	1.31%	1.25%
Expected stock price volatility	29.89%	32.55%	31.45%
Risk-free interest rate	2.00%	1.35%	1.63%
Expected term of options (years)	5.00	5.00	5.00

The expected stock price volatility is determined using a weighted average of historical volatility for CBS Corp. Class B Common Stock and implied volatility of publicly traded options to purchase CBS Corp. Class B Common Stock. Given the existence of an actively traded market for CBS Corp. options, the Company was able to derive implied volatility using publicly traded options to purchase CBS Corp. Class B Common Stock that were trading near the grant date of the employee stock options at a similar exercise price and a remaining term of greater than one year.

The risk-free interest rate is based on a U.S. Treasury rate in effect on the date of grant with a term equal to the expected term. The expected term is determined based on historical employee exercise and post-vesting termination behavior. The expected dividend yield represents the Company’s future expectation of the dividend yield based on current rates and historical patterns of dividend changes.

Total unrecognized compensation cost related to non-vested stock option awards at December 31, 2017 was $37 million, which is expected to be recognized over a weighted average period of 2.3 years.

The following table summarizes the Company’s stock option activity under the Plans.

		Weighted Average
	Stock Options	Exercise Price
Outstanding at December 31, 2016	11,911,647	$44.14
Granted	1,361,464	$66.31
Exercised	(2,940,667)	$31.12
Forfeited or expired	(218,608)	$59.04
Outstanding at December 31, 2017	10,113,836	$50.59
Exercisable at December 31, 2017	6,376,286	$46.30

The following table summarizes other information relating to stock option exercises during the years ended December 31, 2017, 2016 and 2015.

Year Ended December 31,	2017	2016	2015
Cash received from stock option exercises	$91	$21	$142
Tax benefit of stock option exercises	$36	$14	$74
Intrinsic value of stock option exercises	$96	$37	$192

The following table summarizes information concerning outstanding and exercisable stock options to purchase CBS Corp. Class B Common Stock under the Plans at December 31, 2017.

	Outstanding			Exercisable
		Remaining	Weighted		Weighted
Range of	Number	Contractual	Average	Number	Average
Exercise Price	of Options	Life (Years)	Exercise Price	of Options	Exercise Price
$5 to 9.99	25,465	1.08	$5.72	25,465	$5.72
$10 to 19.99	174,668	0.95	$14.46	174,668	$14.46
$20 to 29.99	1,086,770	1.70	$26.62	1,086,770	$26.62
$30 to 39.99	791,703	2.82	$34.27	791,703	$34.27
$40 to 49.99	3,213,930	4.61	$45.17	1,977,910	$44.77
$50 to 59.99	1,635,410	5.13	$59.54	772,552	$59.54
$60 to 69.99	3,185,890	5.38	$66.04	1,547,218	$65.89
	10,113,836			6,376,286

At December 31, 2017 stock options outstanding have a weighted average remaining contractual life of 4.41 years and the total intrinsic value for “in-the-money” options, based on the Company’s closing stock price of $59.00, was $108 million. At December 31, 2017 stock options exercisable have a weighted average remaining contractual life of 3.44 years and the total intrinsic value for “in-the-money” exercisable options was $92 million.